34 Operating Segments (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
NET OPERATING REVENUE	R$ 18,633,249
Net operating revenues - third-parties	18,633,249
Net operating revenues - between segments
OPERATING COSTS AND EXPENSES	(14,573,530)
Energy purchased for resale	(6,829,530)
Charges for use of the main transmission grid	(1,525,567)
Personnel and management	(1,601,895)
Pension and healthcare plans	(228,634)
Materials and supplies	(72,680)
Raw materials and supplies for generation	(404,496)
Natural gas and supplies for gas business	(354,701)
Third party services	(558,041)
Depreciation and amortization	(1,009,913)
Provision (reversal) for litigations	(150,269)
Impairment of assets	48,111
Other estimated losses, provisions and reversals	(135,136)
Construction cost	(1,417,504)
Other operating costs and expenses, net	(256,475)
EQUITY IN EARNINGS OF INVESTEES	193,547
PROFIT (LOSS) BEFORE FINANCIAL
Operating profit	5,119,537
Financial income	1,839,668
Financial expenses	(973,397)
OPERATING PROFIT (LOSS)	(1,032,161)
Income tax and social contribution	(1,285,365)
Net income from continuing operations	3,834,172
Result of discontinued operations	75,578
Net income	3,909,750
Restated [Member]
Disclosure of operating segments [line items]
NET OPERATING REVENUE		R$ 15,869,246	R$ 14,550,464
Net operating revenues - third-parties		15,869,246	14,550,464
Net operating revenues - between segments
OPERATING COSTS AND EXPENSES		(12,673,717)	(12,435,170)
Energy purchased for resale		(6,105,274)	(6,361,178)
Charges for use of the main transmission grid		(1,249,275)	(1,176,780)
Personnel and management		(1,325,382)	(1,357,785)
Pension and healthcare plans		(238,326)	(243,750)
Materials and supplies		(80,197)	(79,994)
Raw materials and supplies for generation		(49,352)	(19,729)
Natural gas and supplies for gas business		(585,233)	(412,618)
Third party services		(526,008)	(481,101)
Depreciation and amortization		(950,728)	696,292
Provision (reversal) for litigations		(243,849)	(206,792)
Impairment of assets		120,689	18,920
Other estimated losses, provisions and reversals		(136,892)	(93,232)
Construction cost		(1,091,396)	(1,052,208)
Other operating costs and expenses, net		(212,494)	(272,631)
EQUITY IN EARNINGS OF INVESTEES		106,757	135,888
PROFIT (LOSS) BEFORE FINANCIAL
Operating profit		3,302,286	2,251,182
Financial income		729,506	797,107
Financial expenses		(1,184,870)	(1,210,252)
OPERATING PROFIT (LOSS)		2,846,922	1,838,037
Income tax and social contribution		(675,660)	471,166
Net income from continuing operations		2,171,262	1,366,871
Result of discontinued operations		(108,393)	77,133
Net income		2,062,869	1,444,004
Electricity GET GER [member]
Disclosure of operating segments [line items]
NET OPERATING REVENUE	4,030,979	3,368,375	3,007,565
Net operating revenues - third-parties	2,599,807	2,233,367	2,116,875
Net operating revenues - between segments	1,431,172	1,135,008	890,690
OPERATING COSTS AND EXPENSES	(2,348,409)	(1,659,225)	(1,619,431)
Energy purchased for resale	(260,650)	(262,288)	(417,918)
Charges for use of the main transmission grid	(489,921)	(451,107)	(408,347)
Personnel and management	(277,905)	(217,792)	(214,855)
Pension and healthcare plans	(38,196)	(37,955)	(36,379)
Materials and supplies	(9,695)	(10,987)	(11,637)
Raw materials and supplies for generation	(415,405)	(50,388)	(25,367)
Natural gas and supplies for gas business
Third party services	(118,562)	(108,309)	(119,668)
Depreciation and amortization	(583,958)	(551,576)	(353,916)
Provision (reversal) for litigations	(53,216)	(45,212)	18,059
Impairment of assets	48,111	117,648	22,312
Other estimated losses, provisions and reversals	(5,930)	43,207	55,457
Construction cost
Other operating costs and expenses, net	(143,082)	(84,466)	(127,172)
EQUITY IN EARNINGS OF INVESTEES	9,629	14,840	5,514
PROFIT (LOSS) BEFORE FINANCIAL
Operating profit	1,692,199	1,723,990	1,393,648
Financial income	121,129	80,632	119,196
Financial expenses	(408,795)	(457,528)	(517,832)
OPERATING PROFIT (LOSS)	1,404,533	1,347,094	995,012
Income tax and social contribution	(337,564)	(289,831)	(327,598)
Net income from continuing operations	1,066,969	1,057,263	667,414
Result of discontinued operations
Net income	1,066,969	1,057,263	667,414
Electricity GET TRA [member]
Disclosure of operating segments [line items]
NET OPERATING REVENUE	1,186,215	871,510	904,826
Net operating revenues - third-parties	875,240	643,596	680,567
Net operating revenues - between segments	310,975	227,914	224,259
OPERATING COSTS AND EXPENSES	(536,968)	(479,538)	(561,850)
Energy purchased for resale
Charges for use of the main transmission grid
Personnel and management	(168,828)	(139,662)	(147,139)
Pension and healthcare plans	(23,972)	(25,027)	(25,884)
Materials and supplies	(3,466)	(3,766)	(5,054)
Raw materials and supplies for generation
Natural gas and supplies for gas business
Third party services	(24,863)	(38,092)	(33,489)
Depreciation and amortization	11,812	(12,987)	(11,386)
Provision (reversal) for litigations	(24,529)	(24,398)	7,879
Impairment of assets
Other estimated losses, provisions and reversals	(4,149)	(41,350)	(49,486)
Construction cost	(255,578)	(175,220)	(277,259)
Other operating costs and expenses, net	(19,771)	(19,036)	(20,032)
EQUITY IN EARNINGS OF INVESTEES	176,848	85,752	123,676
PROFIT (LOSS) BEFORE FINANCIAL
Operating profit	826,095	477,724	466,652
Financial income	21,977	20,637	29,163
Financial expenses	(97,417)	(138,947)	(136,455)
OPERATING PROFIT (LOSS)	750,655	359,414	359,360
Income tax and social contribution	(149,962)	(54,695)	(75,361)
Net income from continuing operations	600,693	304,719	283,999
Result of discontinued operations
Net income	600,693	304,719	283,999
Electric energy DIS [member]
Disclosure of operating segments [line items]
NET OPERATING REVENUE	12,363,459	10,401,301	9,972,442
Net operating revenues - third-parties	12,312,047	10,352,690	9,932,267
Net operating revenues - between segments	51,412	48,611	40,175
OPERATING COSTS AND EXPENSES	(10,674,981)	(9,579,915)	(9,474,473)
Energy purchased for resale	(5,856,372)	(5,424,207)	(5,577,719)
Charges for use of the main transmission grid	(1,370,814)	(1,044,135)	(1,012,062)
Personnel and management	(994,037)	(822,772)	(837,728)
Pension and healthcare plans	(146,422)	(155,784)	(159,842)
Materials and supplies	(58,196)	(64,419)	(60,379)
Raw materials and supplies for generation
Natural gas and supplies for gas business
Third party services	(405,854)	(397,390)	(339,399)
Depreciation and amortization	(374,851)	(343,597)	(301,581)
Provision (reversal) for litigations	(55,118)	(164,705)	(222,057)
Impairment of assets
Other estimated losses, provisions and reversals	(123,980)	(137,680)	(77,985)
Construction cost	(1,154,488)	(904,023)	(741,855)
Other operating costs and expenses, net	(134,849)	(121,203)	(143,866)
EQUITY IN EARNINGS OF INVESTEES
PROFIT (LOSS) BEFORE FINANCIAL
Operating profit	1,688,478	821,386	497,969
Financial income	1,334,983	355,152	335,377
Financial expenses	(291,002)	(273,909)	(308,319)
OPERATING PROFIT (LOSS)	2,732,459	902,629	525,027
Income tax and social contribution	(878,278)	(201,236)	(148,244)
Net income from continuing operations	1,854,181	701,393	376,783
Result of discontinued operations
Net income	1,854,181	701,393	376,783
Electric energy Com [member]
Disclosure of operating segments [line items]
NET OPERATING REVENUE	2,420,657	1,810,901	1,341,162
Net operating revenues - third-parties	2,323,825	1,773,765	1,341,162
Net operating revenues - between segments	96,832	37,136
OPERATING COSTS AND EXPENSES	(2,262,053)	(1,608,245)	(1,354,578)
Energy purchased for resale	(2,239,388)	(1,590,272)	(1,338,473)
Charges for use of the main transmission grid
Personnel and management	(15,007)	(13,041)	(13,734)
Pension and healthcare plans	(1,493)	(1,481)	(1,507)
Materials and supplies	(28)	(15)	(65)
Raw materials and supplies for generation
Natural gas and supplies for gas business
Third party services	(1,493)	(1,718)	(1,700)
Depreciation and amortization	(75)	(44)	(16)
Provision (reversal) for litigations	(62)	(156)	9
Impairment of assets
Other estimated losses, provisions and reversals	(839)	(4)	(935)
Construction cost
Other operating costs and expenses, net	(3,668)	(1,514)	1,843
EQUITY IN EARNINGS OF INVESTEES	(93)	(280)	(15)
PROFIT (LOSS) BEFORE FINANCIAL
Operating profit	158,511	202,376	(13,431)
Financial income	11,469	3,004	6,065
Financial expenses	(96)	(220)	(104)
OPERATING PROFIT (LOSS)	169,884	205,160	(7,470)
Income tax and social contribution	(57,947)	(69,854)	2,632
Net income from continuing operations	111,937	135,306	(4,838)
Result of discontinued operations
Net income	111,937	135,306	(4,838)
TEL [member]
Disclosure of operating segments [line items]
NET OPERATING REVENUE	386,634	418,030	421,408
Net operating revenues - third-parties	355,845	375,030	364,741
Net operating revenues - between segments	30,789	43,000	56,667
OPERATING COSTS AND EXPENSES	(363,673)	(604,616)	(369,201)
Energy purchased for resale
Charges for use of the main transmission grid
Personnel and management	(82,817)	(73,890)	(92,472)
Pension and healthcare plans	(11,207)	(11,384)	(13,892)
Materials and supplies	(1,364)	(1,955)	(1,763)
Raw materials and supplies for generation
Natural gas and supplies for gas business
Third party services	(66,426)	(87,113)	(91,127)
Depreciation and amortization	(147,190)	(152,863)	(58,209)
Provision (reversal) for litigations	336	(14,072)	(12,844)
Impairment of assets	54,945
Other estimated losses, provisions and reversals	(18,088)	(100,691)	(12,749)
Construction cost
Other operating costs and expenses, net	(91,862)	(162,648)	(86,145)
EQUITY IN EARNINGS OF INVESTEES
PROFIT (LOSS) BEFORE FINANCIAL
Operating profit	22,961	(186,586)	52,207
Financial income	24,968	20,760	16,808
Financial expenses	(58,317)	(53,857)	41,713
OPERATING PROFIT (LOSS)	(10,388)	(219,683)	27,302
Income tax and social contribution	2,357	68,644	(2,853)
Net income from continuing operations	(8,031)	(151,039)	24,449
Result of discontinued operations
Net income	(8,031)	(151,039)	24,449
GAS [member]
Disclosure of operating segments [line items]
NET OPERATING REVENUE	535,206	866,884	588,532
Net operating revenues - third-parties	522,328	865,826	582,895
Net operating revenues - between segments	12,878	1,058	5,637
OPERATING COSTS AND EXPENSES	(452,495)	(662,306)	(515,594)
Energy purchased for resale
Charges for use of the main transmission grid
Personnel and management	(35,998)	(36,932)	(34,896)
Pension and healthcare plans	(4,663)	(4,122)	(3,881)
Materials and supplies	(580)	(217)	(2,110)
Raw materials and supplies for generation
Natural gas and supplies for gas business	(354,701)	(585,233)	(412,618)
Third party services	(11,633)	(12,971)	(17,034)
Depreciation and amortization	31,452	(30,480)	(22,759)
Provision (reversal) for litigations	(85)	(292)	(154)
Impairment of assets
Other estimated losses, provisions and reversals	(238)	(1,063)	(6,017)
Construction cost	(7,438)	(12,153)	(13,478)
Other operating costs and expenses, net	(5,707)	21,157	(2,647)
EQUITY IN EARNINGS OF INVESTEES
PROFIT (LOSS) BEFORE FINANCIAL
Operating profit	82,711	204,578	72,938
Financial income	13,599	53,625	29,454
Financial expenses	(14,363)	(10,439)	(31,865)
OPERATING PROFIT (LOSS)	81,947	247,764	70,527
Income tax and social contribution	(22,967)	(74,791)	(10,909)
Net income from continuing operations	58,980	172,973	59,618
Result of discontinued operations
Net income	58,980	172,973	59,618
HOL [member]
Disclosure of operating segments [line items]
NET OPERATING REVENUE
Net operating revenues - third-parties
Net operating revenues - between segments
OPERATING COSTS AND EXPENSES	(107,059)	(59,232)	(57,993)
Energy purchased for resale
Charges for use of the main transmission grid
Personnel and management	(27,303)	(21,293)	(16,961)
Pension and healthcare plans	(2,681)	(2,573)	(2,365)
Materials and supplies	(715)	(793)	(749)
Raw materials and supplies for generation
Natural gas and supplies for gas business
Third party services	(32,025)	(16,734)	(32,311)
Depreciation and amortization	(2,345)	(2,289)	(1,312)
Provision (reversal) for litigations	(17,259)	(9,086)	(10,528)
Impairment of assets		3,041	1,648
Other estimated losses, provisions and reversals		(2)	(14,266)
Construction cost
Other operating costs and expenses, net	(24,731)	(9,503)	18,851
EQUITY IN EARNINGS OF INVESTEES	7,163	6,445	6,713
PROFIT (LOSS) BEFORE FINANCIAL
Operating profit	(99,896)	(52,787)	(51,280)
Financial income	340,404	217,057	305,344
Financial expenses	(165,647)	(304,453)	(243,169)
OPERATING PROFIT (LOSS)	74,861	(140,183)	10,895
Income tax and social contribution	125,293	(17,563)	41,957
Net income from continuing operations	200,154	(157,746)	52,852
Result of discontinued operations
Net income	200,154	(157,746)	52,852
Reclassifications note 40 [member]
Disclosure of operating segments [line items]
NET OPERATING REVENUE	(355,843)	(375,028)	(384,316)
Net operating revenues - third-parties	(355,843)	(375,028)	(384,316)
Net operating revenues - between segments
OPERATING COSTS AND EXPENSES	203,779	486,633	241,451
Energy purchased for resale
Charges for use of the main transmission grid
Personnel and management
Pension and healthcare plans
Materials and supplies	1,364	1,955	1,763
Raw materials and supplies for generation
Natural gas and supplies for gas business
Third party services	66,426	87,113	91,127
Depreciation and amortization	107,497	143,108	52,887
Provision (reversal) for litigations	(336)	14,072	12,844
Impairment of assets	(54,945)
Other estimated losses, provisions and reversals	18,088	100,691	12,749
Construction cost
Other operating costs and expenses, net	65,685	139,694	70,081
EQUITY IN EARNINGS OF INVESTEES
PROFIT (LOSS) BEFORE FINANCIAL
Operating profit	(152,064)	111,605	(142,865)
Financial income	(24,939)	(20,735)	(16,808)
Financial expenses	58,317	53,857	41,713
OPERATING PROFIT (LOSS)	(118,686)	144,727	(117,960)
Income tax and social contribution	43,108	(36,334)	40,827
Net income from continuing operations	(75,578)	108,393	(77,133)
Result of discontinued operations	75,578	(108,393)	77,133
Net income
Intersegment operations [member]
Disclosure of operating segments [line items]
NET OPERATING REVENUE	(1,934,058)	(1,492,727)	(1,301,155)
Net operating revenues - third-parties			(83,727)
Net operating revenues - between segments	(1,934,058)	(1,492,727)	(1,217,428)
OPERATING COSTS AND EXPENSES	1,968,329	1,492,727	1,276,499
Energy purchased for resale	1,526,880	1,171,493	972,932
Charges for use of the main transmission grid	335,168	245,967	243,629
Personnel and management
Pension and healthcare plans
Materials and supplies
Raw materials and supplies for generation	10,909	1,036	5,638
Natural gas and supplies for gas business
Third party services	36,389	49,206	62,500
Depreciation and amortization	(34,273)
Provision (reversal) for litigations
Impairment of assets			(5,040)
Other estimated losses, provisions and reversals
Construction cost			(19,616)
Other operating costs and expenses, net	24,710	25,025	16,456
EQUITY IN EARNINGS OF INVESTEES
PROFIT (LOSS) BEFORE FINANCIAL
Operating profit	34,271		(24,656)
Financial income	(3,922)	(626)	(27,492)
Financial expenses	3,923	626	27,492
OPERATING PROFIT (LOSS)	34,272		(24,656)
Income tax and social contribution	(9,405)		8,383
Net income from continuing operations	24,867		(16,273)
Result of discontinued operations
Net income	R$ 24,867		R$ (16,273)